Post balance sheet events (Details) - GBP (£) £ in Thousands, shares in Thousands	1 Months Ended		12 Months Ended
	Feb. 12, 2026	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 09, 2026
Post balance sheet events
Consideration for shares repurchased			£ 579,000	£ 2,716,000	£ 2,416,000
Forecast | Evelyn Partners | Major business combination
Post balance sheet events
Consideration transferred, acquisition-date fair value						£ 2,700,000
Assets under management, acquiree						£ 69,000,000
On-market share buyback programme
Post balance sheet events
Number of shares repurchased and cancelled		2,300	105,500	173,300	460,300
Consideration for shares repurchased			£ 586,300	£ 450,900	£ 1,151,700
On-market share buyback programme | Share repurchases
Post balance sheet events
Number of shares repurchased and cancelled	23,990
Consideration for shares repurchased	£ 156,760